SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

    NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                       Securities Act File No. 333-117357
                    Investment Company Act File No. 811-21574

                     EATON VANCE FLOATING-RATE INCOME TRUST
                     --------------------------------------
                               Name of Registrant

                       255 STATE STREET, BOSTON, MA 02109
                       ----------------------------------
                      Address of Principal Executive Office

      The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)   Title of Class of Securities to be Redeemed:

        AUCTION PREFERRED SHARES ("APS") SERIES A, SERIES B, SERIES C, SERIES D AND SERIES E

(2)   Date on Which the Securities are to be Redeemed:

        THE APS WILL BE REDEEMED ON THE DIVIDEND PAYMENT DATE FOR EACH SERIES AS
      FOLLOWS: SERIES A ON MAY 7, 2008, SERIES B ON MAY 1, 2008, SERIES C ON MAY 2, 2008, SERIES D ON MAY 27, 2008 AND SERIES E ON MAY 27, 2008.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

        ARTICLE VII, PARAGRAPHS 4(A)(I), 4(B) AND 4(C) OF THE AMENDED BY-LAWS

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

        SERIES A: 2,320 SHARES SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES A SHARES IN PROPORTION TO THE NUMBER OF SERIES A SHARES THEY HOLD.

        SERIES B: 2,320 SHARES SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES B SHARES IN PROPORTION TO THE NUMBER OF SERIES B SHARES THEY HOLD.

        SERIES C: 2,320 SHARES SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES C SHARES IN PROPORTION TO THE NUMBER OF SERIES C SHARES THEY HOLD.

        SERIES D: 2,320 SHARES SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES D SHARES IN PROPORTION TO THE NUMBER OF SERIES D SHARES THEY HOLD.

        SERIES E: 2,320 SHARES SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES E SHARES IN PROPORTION TO THE NUMBER OF SERIES E SHARES THEY HOLD.

       Please note that this notice serves only to disclose a proposed redemption of each of the APS Series. Such redemption remains subject to the completion of financing.

                                    SIGNATURE

      Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 14th day of April 2008.

                                          EATON VANCE FLOATING-RATE INCOME TRUST


                                          By: /s/Scott H. Page
                                              --------------------
                                              Name:  Scott H. Page
                                              Title: President








                                      - 2-